Stock Compensation Plan (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Stock Compensation Plan
Number of Options, Beginning Balance		400,000
Weighted- Average Exercise Price per Share, Beginning Balance		$ 0.25
Weighted Average Remaining Contractual Term (in Years), Beginning Balance		9 years 4 months 24 days
Aggregate Intrinsic Value, Beginning Balance		$ 700,000
Number of Options, Exercisable		418,749
Weighted- Average Exercise Price per Share, Exercisable		$ 1.76
Weighted Average Remaining Contractual Term (in Years), Exercisable		9 years 3 months 18 days
Aggregate Intrinsic Value, Exercisable		$ 77,583
Number of Options, Vested or expected to vest		2,901,000
Weighted- Average Exercise Price per Share, Vested or expected to vest		$ 1.91
Weighted Average Remaining Contractual Term (in Years), Vested or expected to vest		9 years 4 months 24 days
Aggregate Intrinsic Value, Vested or expected to vest		$ 199,500
Number of Options, Granted	400,000	2,751,000
Weighted- Average Exercise Price per Share, Granted	$ 0.25	$ 2.00
Number of Options, Forfeited		250,000
Weighted- Average Exercise Price per Share, Forfeited		$ 0.25
Number of Options, Ending Balance	400,000	2,901,000
Weighted- Average Exercise Price per Share, Ending Balance	$ 0.25
Weighted Average Remaining Contractual Term (in Years), Ending Balance	9 years 9 months 18 days	1 year 10 months 28 days
Aggregate Intrinsic Value, Ending Balance	$ 700,000	$ 199,500